4. CONVERTIBLE NOTES PAYABLE (Details - Convertible notes) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Convertible note, original amount	$ 527,780
Convertible Notes Payable, net - Non-Current Portion	527,780	$ 155,229
Accrued interest - non-current portion	74,036	21,258
Total Unamortized Discount		(372,551)
November 2014 10% Convertible Notes
Convertible note, original amount		527,780
Convertible Notes Payable, net - Non-Current Portion	527,780	155,229
Accrued interest - non-current portion	$ 74,036	$ 21,258